Credit Suisse Liquid Alternative Fund (Prospectus Summary) | Credit Suisse Liquid Alternative Fund
CREDIT SUISSE LIQUID ALTERNATIVE FUND
INVESTMENT OBJECTIVE
The fund seeks to achieve investment results that correspond generally to the performance, before fees and expenses, of the Credit Suisse Liquid Alternative Beta Index.
FEES AND FUND EXPENSES
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 50 under the heading "Other
Shareholder Information - Classes of Shares and Sales Charges" and in the
fund's Statement of Additional Information ("SAI") on page 51 under the heading "Additional Purchase and Redemption Information."
Shareholder fees (paid directly from your investment)
Shareholder Fees Credit Suisse Liquid Alternative Fund	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	none	[1]	1.00%	[2]	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	none		none		none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from the date of purchase)	2.00%		2.00%		2.00%
[1]	Purchases of shares of $1,000,000 or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
[2]	1% during the first year.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Credit Suisse Liquid Alternative Fund		Class A	Class C	Class I
Management fee		1.15%	1.15%	1.15%
Distribution and service (12b-1) fee		0.25%	1.00%	none
Other expenses of the fund	[1]	1.80%	1.80%	1.80%
Other expenses of the subsidiary	[1]	0.10%	0.10%	0.10%
Acquired fund fees and expenses	[2]	0.08%	0.08%	0.08%
Total annual fund operating expenses		3.38%	4.13%	3.13%
Less: amount of fee limitations/expense reimbursements	[3]	1.43%	1.43%	1.43%
Total annual fund operating expenses after fee limitations/expense reimbursements		1.95%	2.70%	1.70%
[1]	The fund invests in Credit Suisse Cayman Liquid Alternative Fund, Ltd, a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"). "Other expenses" have been estimated for the fund's and the Subsidiary's first year of operations.
[2]	"Acquired Fund Fees and Expenses" have been estimated for the fund's first year of operations.
[3]	Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses to 1.95% of the fund's average daily net assets for Class A shares, 2.70% of the fund's average daily net assets for Class C shares and 1.70% of the fund's average daily net assets for Class I shares at least through the fund's first year of operations (the fund has not yet begun operations). The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fund's first year of operations and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the fund's first year of operations.

EXAMPLE
This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:
Expense Example Credit Suisse Liquid Alternative Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	713	1,383
Class C	373	1,125
Class I	173	832

Expense Example, No Redemption Credit Suisse Liquid Alternative Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	713	1,383
Class C	273	1,125
Class I	173	832

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund's annual rate of portfolio turnover for its first year of operations is anticipated to be approximately 300%, but may be lower or higher.
PRINCIPAL INVESTMENT STRATEGIES
The fund employs a "passive" or indexing investment approach designed to track generally the performance of the Credit Suisse Liquid Alternative Beta Index
(the "Index"). The Index seeks to approximate the aggregate returns of the universe of hedge funds, as represented by the Dow Jones Credit Suisse Hedge
Fund Index (the "DJCS Hedge Fund Index"), using liquid investments. The DJCS
Hedge Fund Index is a widely recognized asset-weighted benchmark that measures hedge fund performance.

The fund attempts to replicate the Index by investing all, or substantially all, of its assets in securities and financial instruments that provide exposure to the Index components in approximately the same weighting that such components have within the Index at the applicable time. The constituents of the Index include securities and financial instruments within the U.S. and non-U.S.
equity, U.S. and non-U.S. fixed income, commodity and currency asset classes.
The Index performance is currently a combination of its three primary strategy components: Long/Short Equity, Event Driven and Global Strategies. Long/Short
Equity Strategies seek to provide long and short exposure to a diversified portfolio of equities which involves investing in equities (i.e., investing long) that are expected to increase in value and selling equities (i.e., short sales or short selling) that are expected to decrease in value. Long/Short
Equity Strategies have the flexibility to shift investment styles, such as from value to growth, from small to medium to large capitalization stocks, and from net long to net short. Event Driven Strategies typically invest in various asset classes and seek to profit from potential mispricing of securities related to a specific corporate or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Global Strategies incorporate hedge fund strategies which invest across geographies and asset classes typically in a tactical manner and also incorporate certain arbitrage strategies. Examples of strategies of such types of hedge funds include convertible arbitrage, global macro and managed futures. The investment universe of Global Strategies is world wide and often includes equities, currencies, interest rates, and commodities.
"Alternative beta" means the portion of the returns achieved using various hedge fund investing techniques (such as derivatives and short-selling) that results from market exposure, rather than manager skill. The percentage of the fund's portfolio exposed to each asset class and geographic region or to any hedge fund strategy will vary from time to time as the Index constituents and constituent weightings change.

The fund will invest in a broad range of instruments, including, but not limited to, equities, American Depository Receipts and Global Depository Receipts,
exchange-traded funds ("ETFs"), bonds, exchange-traded notes ("ETNs"), currencies, commodities, futures, options and swaps, either by investing directly in these instruments or, in the case of commodities and certain commodity-linked instruments, indirectly, by investing in the Subsidiary (as described below) that invests in such commodities and commodity-linked instruments. The fund also may invest in cash and cash equivalents. As a result of the fund's use of derivatives, the fund may hold significant amounts of high-quality, short-term securities, including U.S. Treasuries, shares of money market funds and repurchase agreements. The fund also may invest in high-yield securities to earn income.

From time to time, the fund may invest a portion of its assets in instruments that are not included in the Index, if Credit Suisse Asset Management, LLC
("Credit Suisse"), the fund's investment adviser, believes that those instruments will help the fund track the Index.

The fund primarily will gain exposure to commodities through investments in the
Subsidiary. It is expected that the Subsidiary will invest primarily in commodity futures and swaps and other investments designed to serve as collateral for the
Subsidiary's futures and swaps (i.e., high-quality, short-term securities). The
Subsidiary is managed by Credit Suisse and has the same investment objective as the fund. The fund may invest up to 25% of its total assets in the Subsidiary.
Investment in the Subsidiary is expected to provide the fund with commodity exposure within the limitations of the federal tax requirements that apply to the fund.

The fund does not invest in hedge funds. To the extent the Index is or becomes concentrated in a particular industry or group of industries, the fund may invest more than 25% of its assets in that industry or group of industries to the extent necessary to track the Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CFTC REGULATION

Due to recent Commodity Futures Trading Commission ("CFTC") rule amendments, the disclosures and operations of the fund will need to comply with applicable regulations governing commodity pools, which will increase the fund's regulatory compliance costs.
Other potentially adverse regulatory initiatives could develop.

COMMODITY EXPOSURE RISKS

Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The value of commodity futures and swaps may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

CREDIT RISK

The issuer of a security or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund also may use derivatives for leverage.
The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity exposure risks, interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EXCHANGE-TRADED FUNDS RISK

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an
ETF can fluctuate, and the fund could lose money investing in an ETF.

EXCHANGE-TRADED NOTES RISK

ETNs are a type of unsecured, unsubordinated debt security that combines certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange
(e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying index remaining unchanged. The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue
Service and also may be affected by future legislation.

FOREIGN SECURITIES RISK

A fund that invests outside the U.S. carries additional risks that include:

o Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by
foreign-currency-denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

o Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

o Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

FORWARDS RISK

Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the fund faces the risk that its counterparties may not perform their obligations. Forward contracts also are not regulated by the CFTC and therefore the fund will not receive any benefit of CFTC regulation when trading forwards.

FUTURES CONTRACTS RISK

The risks associated with the fund's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the fund has insufficient cash to meet margin requirements, the fund may need to sell other investments, including at disadvantageous times.

INDEX/TRACKING ERROR RISK

The fund's portfolio composition and performance may not match, and may vary substantially from, that of the Index for any period of time. Unlike the fund, the returns of the Index are not reduced by investment and other operating expenses. In addition, there can be no assurance that the fund will be able to duplicate the exact composition of the Index, or that the Index will track the performance of the DJCS Hedge Fund Index.

INTEREST RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LEVERAGING RISK

The Fund may invest in certain derivatives that provide leveraged exposure. The
Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the Fund to lose more than the amount it invested in those instruments. The net asset value of the fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks, bonds and commodities, and the mutual funds that invest in them.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

NON-DIVERSIFIED STATUS

The fund is considered a non-diversified investment company under the Investment
Company Act of 1940, as amended (the "1940 Act"), and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

PORTFOLIO TURNOVER RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

SPECULATIVE EXPOSURE RISK

Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from commodity-linked swap agreements and from writing uncovered call options are unlimited.

SUBSIDIARY RISK

By investing in the Subsidiary, the fund is exposed indirectly to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the fund and are subject to the same risks that apply to similar investments if held directly by the fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted
in this Prospectus, is not subject to all the investor protections of the 1940
Act. However, the fund wholly owns and controls the Subsidiary, and the fund and the Subsidiary are both managed by Credit Suisse, making it unlikely that the
Subsidiary will take action contrary to the interests of the fund and its shareholders. The fund's Board of Trustees has oversight responsibility for the investment activities of the fund, including its investment in the Subsidiary, and the fund's role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the fund.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the fund.

SWAP AGREEMENTS RISK

Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

TAX RISK

In order to qualify as a Regulated Investment Company (a "RIC") under the
Internal Revenue Code of 1986, as amended (the "Code"), the fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The Internal Revenue Service
("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be qualifying income. As such, the fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. If the fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund's earnings and profits. If the fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns.

The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute qualifying income to the fund. The IRS has indicated
that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, the fund has not received, and there can be no assurance that the IRS will grant, such a private letter ruling to the fund. If the fund does not request and receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the fund's investment in the Subsidiary will not be considered qualifying income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes.

VALUATION RISK

The lack of an active trading market may make it difficult to obtain an accurate price for a portfolio security. Many derivative instruments are not actively traded.
PERFORMANCE SUMMARY
Because the fund is new, no performance information is available as of the date of this Prospectus.

The fund makes updated performance information available at the fund's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.